DEBT	9 Months Ended
Sep. 30, 2017
Debt
DEBT

Line of Credit

KSI was a party to a business loan agreement (the “2015 Loan Agreement”) with Sandy Spring Bank (“SSB”) dated as of September 25, 2015. The primary credit facility was an asset-based revolving line of credit up to $1,000,000 which was due to mature on September 30, 2016. To secure its obligations under the 2015 Loan Agreement, KSI had granted to SSB a security interest in its accounts receivable. SSB was required to advance funds to KSI up to the lesser of (1) $1,000,000 or (2) eighty percent (80%) of the aggregate amount of all of its accounts receivable aged 90-days or less which contained selling terms and conditions acceptable to the SSB. KSI’s obligations under the 2015 Loan Agreement were guaranteed by James McCarthy, Chairman of the Board of KSI, and his wife. KSI did not draw any funds from this credit facility in 2015. Pursuant to First Amendment to Business Loan Agreement (Asset Based), dated May 9, 2016, SSB had waived the restrictions in the 2015 Loan Agreement on KSI’s ability to make dividends to the Company. There was no outstanding balance on the 2015 Loan Agreement at December 31, 2016.

On August 11, 2016, Novume entered into Loan and Security Agreement (the “2016 Line of Credit”) with SSB that replaced the 2015 Loan Agreement. The 2016 Line of Credit is comprised of: 1) an asset-based revolving line of credit up to $1,000,000 for short-term working capital needs and general corporate purposes which was due to mature on July 31, 2017, bears interest at the Wall Street Journal Prime Rate, floating, plus 0.50% and is secured by a first lien on all of Novume’s business assets; and 2) an optional term loan of $100,000 which must be drawn by July 31, 2017, which is for permanent working capital, bears interest at the Wall Street Journal Prime Rate, floating, plus 0.75%, requires monthly payments of principal plus interest to fully amortize the loan over four (4) years, is secured by a first lien on all of Novume’s business assets, cross-collateralized and cross-defaulted with the revolving line of credit, and matures on February 15, 2019. The 2016 Line of Credit did not require any personal guarantees.

The borrowing base for the 2016 Line of Credit was up to the lesser of (1) $1,000,000 or (2) eighty percent (80%) of the aggregate amount of all of Novume’s eligible accounts receivable as defined by SSB. The borrowing base for the $100,000 term loan was fully reserved under the borrowing base for the revolving line of credit. The 2016 Line of Credit had periodic reporting requirements, balance sheet and profitability covenants, as well as affirmative and negative operational and ownership covenants. Novume was in compliance with all 2016 Line of Credit covenents at December 31, 2016. In August 2017, the Company terminated the 2016 Line of Credit with SSB. As such, there was no outstanding balance on the 2016 Line of Credit at September 30, 2017.

As of September 30, 2017 and December 31, 2016, Novume had no balances due, respectively, for the 2016 Line of Credit and the 2015 Loan Agreement and there are no amounts outstanding as of the date of this Form 10-Q. When Novume replaced the 2015 Loan Agreement with the 2016 Line of Credit on August 11, 2016, neither line of credit had a balance due. The Company terminated its line of credit in August 2017.

Long-Term Debt

On March 16, 2016, Novume entered into a Subordinated Note and Warrant Purchase Agreement (the “Avon Road Note Purchase Agreement”) pursuant to which Novume agreed to issue up to $1,000,000 in subordinated debt and warrants to purchase up to 242,493 shares of Novume’s common stock (“Avon Road Subordinated Note Warrants”). The exercise price for the Avon Road Subordinated Note Warrants is equal to $1.03 per share of common stock. Subordinated notes with a face amount of $500,000 and Avon Road Subordinated Note Warrants to purchase 121,247 shares of Novume’s common stock have been issued pursuant to the Avon Road Note Purchase Agreement to Avon Road Partners, L.P. (“Avon Road”), an affiliate of Robert Berman, Novume’s CEO and a member of Novume’s Board of Directors. The Avon Road Subordinated Note Warrants have an expiration date of March 16, 2019 and qualified for equity accounting as the warrant did not fall within the scope of ASC Topic 480, Distinguishing Liabilities from Equity. The fair value was determined to be $58,520 and is recorded as a debt discount and additional paid-in capital in the accompanying consolidated balance sheet as of December 31, 2016. The debt discount is being amortized as interest expense on a straight-line basis, which approximates the effective interest method, through the maturity date of the note payable.

The note is subordinated to the 2016 Line of Credit with SSB and any successor financing facility. Simple interest accrues on the unpaid principal of the note at a rate equal to the lower of (a) 9% per annum, or (b) the highest rate permitted by applicable law. Interest is payable monthly, and the note matures on March 16, 2019. The Company terminated the 2016 Loan Agreement in August 2017.

Pursuant to the terms of the acquisition of the membership interests in the Firestorm Entities, the Company issued $1,000,000 in the aggregate in the form of four unsecured, subordinated promissory notes, issued by Novume and payable over five years after the Firestorm Closing Date, to all the Members of the Firestorm Entities. The principal amount of the note payable to Lancer is $500,000. The principal amount of the note payable to Mr. Rhulen is $166,666.66. The principal amount of the notes payable to each of Mr. Satterfield and Ms. Loughlin is $166,666.67. The Firestorm Principal Notes are payable at an interest rate of 2% and the Lancer Note is payable at an interest rate of 7%. The balance of these notes payable as of September 30, 2017 was $919,753 to reflect the amortized fair value of the notes issued due to the difference in interest rates.